Note 18 - Supplemental Cash Flow Information	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of supplemental cash flow information [text block]
1 8 .	SUPPLEMENTAL CASH FLOW INFORMATION

	2020	2019	2018
Income taxes and other taxes paid	$97,960	$142,940	$154,654
Interest paid	34,198	27,590	43,032
Interest received	$36,881	-	-